SCHEDULE OF INVENTORIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Inventory Disclosure [Abstract]
Raw materials		$ 1,980	$ 177
Work-in-progress		516	1,179
Finished goods		61	24
Total inventory, net	$ 1,892	$ 2,557	$ 1,380